Note 12 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31, 2024	December 31, 2023
	PUs	PUs
Risk free rate	4.55%	3.88%
Fair value (USD)	9.41	12.20
Share price (USD)	9.41	12.20
Performance multiplier percentage	28% - 110%	93-100%
Volatility	0.77	0.90
January exercise price – 2020 awards (USD)	–	13.10
January exercise price – 2021 awards (USD)	11.89	13.10
January exercise price – 2022 awards (USD)	11.89	13.10
April exercise price – 2023 awards (USD)	10.87	–
	December 31, 2024	December 31, 2023
Share units granted:	PUs	PUs
Grant - January 11, 2021	35,341	56,244
Grant - May 14, 2021	482	964
Grant - June 1, 2021	375	1,310
Grant - June 14, 2021	199	398
Grant - September 6, 2021	229	458
Grant - September 20, 2021	230	460
Grant - October 1, 2021	508	1,016
Grant - October 11, 2021	225	450
Grant - November 12, 2021	923	1,846
Grant - December 1, 2021	225	900
Grant - January 11, 2022	41,381	75,198
Grant - January 12, 2022	556	825
Grant - May 13, 2022	1,894	2,040
Grant - June 1, 2022	–	1,297
Grant - July 1, 2022	1,899	2,375
Grant - October 1, 2022	1,800	2,024
Grant - April 7, 2023	73,462	79,521
Grant - May 15, 2023	–	581
Grant - June 1, 2023	617	617
Grant - June 7, 2023	572	572
Grant - August 10, 2023	5,514	5,514
Grant - September 1, 2023	1,617	1,617
Grant - October 3, 2023	14,258	14,258
Grant - April 8, 2024	169,141	–
Grant - June 10, 2024	1,406	–
Grant - June 17, 2024	1,155	–
Grant - July 1, 2024	1,461	–
Grant - August 12, 2024	1,554	–
RSU dividends reinvested	–	–
Settlements/ terminations	(110,235)	(68,171)
Total awards outstanding	246,789	182,314
Grant date	January 24, 2022	April 7, 2023	April 8, 2024	May 13, 2024
Number of units – remaining at reporting date	113,693	80,773	125,433	13,140
Share price (USD) - grant date	11.50	16.91	10.91	10.01
Fair value (USD) - grant date	10.15	15.33	9.53	10.02
Performance multiplier percentage at grant date	100%	100%	100%	100%
Performance multiplier percentage at December 31, 2024	105%	42%	97%	97%
Grant date	May 13, 2024
Vesting date	September 30, 2024
Number of units granted	26,404
Share price (USD) - grant date	10.01
Fair value (USD) - grant date	10.02
Performance multiplier percentage at grant date	100%